Share-Based Compensation - Additional Information (Details) SFr / shares in Units, SFr in Thousands		3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 30, 2024 CHF (SFr) shares SFr / shares	Jun. 30, 2023 CHF (SFr) shares	Jun. 30, 2024 CHF (SFr) shares SFr / shares	Jun. 30, 2024 CHF (SFr) shares SFr / shares $ / shares	Jun. 30, 2023 CHF (SFr) shares SFr / shares	Jun. 30, 2023 shares $ / shares	Dec. 31, 2023 CHF (SFr) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr		SFr 3,300	SFr 1,200	SFr 4,400		SFr 1,400
Exercise price | SFr / shares				SFr 0.01
Reserve for share-based payment | SFr		SFr 10,819		SFr 10,819	SFr 10,819			SFr 6,379
Weighted average grant date fair value per share | (per share)	[1]			SFr 10.18	SFr 11.44	SFr 7.05	$ 7.85
Number of share options exercisable in share-based payment arrangement		1,751,475	1,098,431	1,751,475	1,751,475	1,098,431	1,098,431
Exercise prices of the outstanding options | SFr / shares		SFr 0.01		SFr 0.01	SFr 0.01
Weighted average remaining contractual life of options outstanding				8 years				8 years
Earnout options				280,185		369,737
Earnout shares				3,793,995		3,793,995
Number Of Outstanding Share Restricted Stock Units						0
Number of RSUs, granted						0
Expense from sharebased payment transactions attributable to modification recognized | SFr		SFr 1,000
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options | SFr / shares		SFr 1.76		SFr 1.76	1.76
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options | SFr / shares		SFr 11.87		11.87	SFr 11.87
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)				SFr 7.96	SFr 8.95	SFr 4.6	$ 5.12
Number of share options exercisable in share-based payment arrangement		1,751,475	1,098,431	1,751,475	1,751,475	1,098,431	1,098,431
Weighted average remaining contractual life of options outstanding				8 years				8 years
Restricted Stock
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)				SFr 7.96	SFr 8.95	SFr 4.6	$ 5.12
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr		SFr 500		SFr 500
Restricted Stock Units | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding				1 year
Restricted Stock Units | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding				4 years
Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Number of restricted stocks not subject to repurchase		1,162,409		1,162,409	1,162,409
2023 ESOP
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr				SFr 0
Number of restricted stocks not subject to repurchase		1,186,932		1,186,932	1,186,932			1,088,838
Restricted stock awards				0		0

[1]	Following the NASDAQ listing, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.